UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Multimarket Income Trust

1/31/11
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11

Issuer	Shares/Par	Value ($)
Bonds – 109.9%
Aerospace – 0.9%
Alliant Techsystems, Inc., 6.875%, 2020	$565,000	$583,325
BE Aerospace, Inc., 8.5%, 2018	1,135,000	1,237,150
Bombardier, Inc., 7.5%, 2018 (n)	1,285,000	1,397,438
Bombardier, Inc., 7.45%, 2034 (n)	210,000	202,125
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	1,220,000	893,650
Oshkosh Corp., 8.25%, 2017	565,000	620,088

		$4,933,776

Airlines – 0.1%
Continental Airlines, Inc., 7.25%, 2021	$189,613	$210,470
GOL Linhas Aereas Inteligentes S.A., 9.25%, 2020 (n)	569,000	608,830

		$819,300

Apparel Manufacturers – 0.4%
Hanesbrands, Inc., 8%, 2016	$820,000	$885,600
Hanesbrands, Inc., 6.375%, 2020 (n)	500,000	481,875
Phillips-Van Heusen Corp., 7.375%, 2020	920,000	983,250

		$2,350,725

Asset-Backed & Securitized – 6.1%
ARCap REIT, Inc., CDO, “H”, FRN, 6.056%, 2045 (q)(z)	$2,000,000	$115,000
Banc of America Commercial Mortgage, Inc., FRN, 5.742%, 2051	2,000,000	2,144,733
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	844,792	848,777
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.86%, 2040 (z)	2,969,644	1,364,551
Citigroup Commercial Mortgage Trust, FRN, 5.698%, 2049	390,311	200,139
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	1,160,000	1,127,017
Crest Ltd., CDO, 7%, 2040	2,106,848	105,342
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	1,093,805	1,100,097
Falcon Franchise Loan LLC, FRN, 3.246%, 2025 (i)(z)	5,101,366	392,295
First Union National Bank Commercial Mortgage Trust, FRN, 0.702%, 2043 (i)(n)	5,833,986	7,465
First Union-Lehman Brothers Bank of America, FRN, 0.455%, 2035 (i)	17,023,192	290,266
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	995,144	1,034,607
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	2,150,385	2,085,874
GMAC LLC, FRN, 6.02%, 2033 (z)	1,287,537	1,336,200
GMAC LLC, FRN, 7.684%, 2034 (n)	1,853,000	1,810,559
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,590,000	1,706,176
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	2,130,000	2,236,635
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	1,590,000	1,710,579
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.874%, 2045	1,590,000	1,749,515
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	2,000,000	2,128,440
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051	270,000	144,852
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.061%, 2030 (i)	3,926,641	87,327
Merrill Lynch Mortgage Trust, “B”, FRN, 5.826%, 2050	270,000	165,279
Morgan Stanley Capital I, Inc., FRN, 1.434%, 2039 (i)(z)	9,444,899	236,122
Multi Security Asset Trust, “A3”, 5%, 2035 (z)	2,538,190	2,464,582
PNC Mortgage Acceptance Corp., 7.1%, 2032 (z)	1,032,259	1,031,884
Prudential Securities Secured Financing Corp., FRN, 7.316%, 2013 (z)	2,581,000	2,592,815
Structured Asset Securities Corp., FRN, 4.67%, 2035	342,403	342,424
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042	1,375,626	1,471,630
Wachovia Bank Commercial Mortgage Trust, FRN, 5.693%, 2047	1,496,845	620,228
Wachovia Bank Commercial Mortgage Trust, FRN, 5.753%, 2047	229,557	81,588
Wachovia Bank Commercial Mortgage Trust, FRN, 5.899%, 2051	2,000,000	2,155,196

		$34,888,194

Automotive – 1.9%
Accuride Corp., 9.5%, 2018 (n)	$855,000	$949,050

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Automotive – continued
Allison Transmission, Inc., 11%, 2015 (n)		$1,315,000	$1,439,925
Ford Motor Credit Co. LLC, 12%, 2015		5,855,000	7,423,590
General Motors Corp., 7.125%, 2013 (d)		1,114,000	395,470
Goodyear Tire & Rubber Co., 10.5%, 2016		245,000	278,075
UCI International, Inc., 8.625%, 2019 (z)		280,000	291,900

			$10,778,010

Basic Industry – 0.2%
Trimas Corp., 9.75%, 2017		$1,045,000	$1,152,113

Broadcasting – 2.7%
Allbritton Communications Co., 8%, 2018		$790,000	$820,613
Citadel Broadcasting Corp., 7.75%, 2018 (z)		185,000	197,025
Entravision Communications Corp., 8.75%, 2017		300,000	321,000
Gray Television, Inc., 10.5%, 2015		250,000	256,875
Inmarsat Finance PLC, 7.375%, 2017 (n)		1,590,000	1,689,375
Intelsat Bermuda Ltd., 11.25%, 2017		415,000	465,838
Intelsat Jackson Holdings Ltd., 9.5%, 2016		4,430,000	4,706,875
Intelsat Jackson Holdings Ltd., 7.25%, 2020 (n)		735,000	751,538
Lamar Media Corp., 6.625%, 2015		340,000	348,075
Local TV Finance LLC, 9.25%, 2015 (p)(z)		741,458	691,410
Newport Television LLC, 13%, 2017 (n)(p)		365,374	324,193
Nexstar Broadcasting, Inc., 0.5% to 2011, 7% to 2014 (p)		534,998	520,954
Nexstar Broadcasting, Inc., 7%, 2014		175,000	171,063
Salem Communications Corp., 9.625%, 2016		172,000	186,620
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		570,000	628,425
Sinclair Broadcast Group, Inc., 8.375%, 2018 (n)		195,000	201,825
SIRIUS XM Radio, Inc., 13%, 2013 (z)		250,000	297,500
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		1,010,000	1,103,425
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)		630,000	653,625
Univision Communications, Inc., 12%, 2014 (n)		208,000	226,980
Univision Communications, Inc., 9.75%, 2015 (n)(p)		696,453	731,102
Univision Communications, Inc., 7.875%, 2020 (n)		445,000	475,038
Young Broadcasting, Inc., 8.75%, 2014 (d)		215,000	0

			$15,769,374

Brokerage & Asset Managers – 0.8%
E*TRADE Financial Corp., 7.875%, 2015		$690,000	$690,000
E*TRADE Financial Corp., 12.5%, 2017		800,000	951,000
Janus Capital Group, Inc., 6.95%, 2017		2,555,000	2,699,593

			$4,340,593

Building – 1.3%
Building Materials Holding Corp., 6.875%, 2018 (n)		$755,000	$766,325
Building Materials Holding Corp., 7%, 2020 (n)		470,000	493,500
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	660,000	939,785
CEMEX Finance LLC, 9.5%, 2016 (n)		$1,341,000	1,372,849
CEMEX S.A.B. de C.V., 9%, 2018 (z)		337,000	345,425
Nortek, Inc., 11%, 2013		1,917,644	2,044,688
Nortek, Inc., 10%, 2018 (n)		325,000	341,250
Owens Corning, 9%, 2019		735,000	867,681
Ply Gem Industries, Inc., 11.75%, 2013		241,000	257,569

			$7,429,072

Business Services – 1.1%
First Data Corp., 9.875%, 2015		$1,330,000	$1,326,675
Interactive Data Corp., 10.25%, 2018 (n)		1,370,000	1,517,275

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Business Services – continued
Iron Mountain, Inc., 6.625%, 2016		$1,250,000	$1,254,688
Iron Mountain, Inc., 8.375%, 2021		420,000	456,750
SunGard Data Systems, Inc., 10.25%, 2015		1,020,000	1,074,825
SunGard Data Systems, Inc., 7.375%, 2018 (n)		470,000	479,400
SunGard Data Systems, Inc., 7.625%, 2020 (n)		515,000	531,738

			$6,641,351

Cable TV – 4.3%
Bresnan Broadband Holdings LLC, 8%, 2018 (z)		$280,000	$292,600
Cablevision Systems Corp., 8.625%, 2017		630,000	704,025
CCH II LLC, 13.5%, 2016		1,410,000	1,706,100
CCO Holdings LLC, 7.875%, 2018		715,000	752,538
CCO Holdings LLC, 8.125%, 2020		675,000	718,875
Cequel Communications Holdings, 8.625%, 2017 (z)		370,000	387,113
Charter Communications Operating LLC, 10.875%, 2014 (n)		580,000	652,500
CSC Holdings LLC, 8.5%, 2014		1,325,000	1,480,688
CSC Holdings LLC, 8.5%, 2015		2,515,000	2,753,925
DIRECTV Holdings LLC, 5.2%, 2020		3,340,000	3,452,485
Insight Communications Co., Inc., 9.375%, 2018 (n)		895,000	977,788
Mediacom LLC, 9.125%, 2019		1,325,000	1,368,063
Myriad International Holdings B.V., 6.375%, 2017 (n)		1,181,000	1,231,193
TCI Communications, Inc., 9.8%, 2012		1,135,000	1,227,659
Time Warner Cable, Inc., 5%, 2020		2,630,000	2,691,203
Videotron LTEE, 6.875%, 2014		1,520,000	1,540,900
Virgin Media Finance PLC, 9.125%, 2016		1,720,000	1,831,800
Virgin Media Finance PLC, 9.5%, 2016		680,000	772,650

			$24,542,105

Chemicals – 3.6%
Ashland, Inc., 9.125%, 2017		$2,490,000	$2,897,738
Braskem S.A., 7%, 2020 (n)		1,357,000	1,397,710
Celanese U.S. Holdings LLC, 6.625%, 2018 (n)		630,000	656,775
Dow Chemical Co., 8.55%, 2019		1,500,000	1,872,402
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018		1,515,000	1,632,413
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020 (n)		280,000	298,900
Huntsman International LLC, 8.625%, 2021 (n)		1,415,000	1,556,500
Linde Finance B.V., 6% to 2013, FRN to 2049	EUR	101,000	143,816
Lumena Resources Corp., 12%, 2014 (n)		$520,000	490,750
Lyondell Chemical Co., 8%, 2017 (n)		431,000	481,104
Lyondell Chemical Co., 11%, 2018		3,242,686	3,696,662
Momentive Performance Materials, Inc., 12.5%, 2014		1,438,000	1,606,965
Momentive Performance Materials, Inc., 11.5%, 2016		879,000	951,518
Momentive Performance Materials, Inc., 9%, 2021 (n)		565,000	601,725
Mosaic Co., 7.625%, 2016 (n)		695,000	756,681
Polypore International, Inc., 7.5%, 2017 (z)		190,000	196,650
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		568,000	576,563
Solutia, Inc., 7.875%, 2020		920,000	998,200

			$20,813,072

Computer Software – 0.5%
Seagate Technology HDD Holdings, 6.375%, 2011		$1,967,000	$2,011,258
Syniverse Holdings, Inc., 9.125%, 2019 (z)		660,000	702,900

			$2,714,158

Computer Software - Systems – 0.3%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		$1,785,000	$1,932,263

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.6%
Actuant Corp., 6.875%, 2017	$1,495,000	$1,521,163
Amsted Industries, Inc., 8.125%, 2018 (n)	905,000	959,300
Pinafore LLC, 9%, 2018 (n)	895,000	987,856

		$3,468,319

Construction – 0.2%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)	$477,000	$533,644
Corporacion GEO S.A.B. de C.V., 9.25%, 2020 (n)	377,000	425,539

		$959,183

Consumer Products – 1.0%
ACCO Brands Corp., 10.625%, 2015	$140,000	$158,200
ACCO Brands Corp., 7.625%, 2015	435,000	440,438
Central Garden & Pet Co., 8.25%, 2018	765,000	787,950
Easton-Bell Sports, Inc., 9.75%, 2016	735,000	817,688
Elizabeth Arden, Inc., 7.375%, 2021 (z)	590,000	603,275
Jarden Corp., 7.5%, 2017	895,000	941,988
Libbey Glass, Inc., 10%, 2015	740,000	800,125
NBTY, Inc., 9%, 2018 (n)	145,000	156,238
Scotts Miracle-Gro Co., 6.625%, 2020 (n)	185,000	186,388
Visant Corp., 10%, 2017	965,000	1,022,900

		$5,915,190

Consumer Services – 1.4%
KAR Holdings, Inc., 10%, 2015	$607,000	$643,420
KAR Holdings, Inc., FRN, 4.304%, 2014	1,135,000	1,095,275
Realogy Corp., 10.5%, 2014	420,000	435,750
Service Corp. International, 6.75%, 2015	265,000	278,250
Service Corp. International, 7%, 2017	3,300,000	3,477,375
Ticketmaster Entertainment, Inc., 10.75%, 2016	1,890,000	2,074,275

		$8,004,345

Containers – 1.1%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	$1,625,000	$1,681,875
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018	195,000	207,431
Greif, Inc., 6.75%, 2017	1,515,000	1,598,325
Owens-Illinois, Inc., 7.375%, 2016	550,000	598,125
Packaging Dynamics Corp., 8.75%, 2016 (z)	140,000	142,625
Reynolds Group, 7.75%, 2016 (n)	470,000	495,850
Reynolds Group, 7.125%, 2019 (n)	570,000	588,525
Reynolds Group, 9%, 2019 (z)	465,000	488,250
Reynolds Group, 8.25%, 2021 (z)	460,000	464,025

		$6,265,031

Defense Electronics – 0.2%
ManTech International Corp., 7.25%, 2018	$610,000	$631,350
MOOG, Inc., 7.25%, 2018	445,000	468,363

		$1,099,713

Electronics – 0.6%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$500,000	$566,250
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	710,000	786,325
Jabil Circuit, Inc., 7.75%, 2016	1,345,000	1,526,575
NXP B.V., 7.875%, 2014	445,000	463,356
NXP B.V., 9.75%, 2018 (n)	107,000	121,044

		$3,463,550

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 8.1%
Banco del Estado de Chile, 4.125%, 2020 (n)	$470,000	$440,785
Banco do Brasil (Cayman Branch), FRN, 8.5%, 2049	738,000	850,545
Banco do Brasil S.A., 5.375%, 2021 (n)	1,764,000	1,708,875
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	1,332,000	1,305,078
BNDES Participacoes S.A., 6.5%, 2019 (n)	607,000	664,665
BNDES Participacoes S.A., 5.5%, 2020 (n)	277,000	281,155
Citic Resources Holdings Ltd., 6.75%, 2014	1,078,000	1,121,120
Development Bank of Kazakhstan, 5.5%, 2015 (n)	1,930,000	1,973,425
Ecopetrol S.A., 7.625%, 2019	821,000	950,308
Gaz Capital S.A., 8.125%, 2014 (n)	1,540,000	1,732,500
Gaz Capital S.A., 5.092%, 2015 (n)	671,000	677,710
Gaz Capital S.A., 9.25%, 2019	744,000	911,400
KazMunaiGaz Finance B.V., 8.375%, 2013	1,078,000	1,193,454
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	2,793,000	3,480,776
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	713,000	852,035
KazMunaiGaz Finance B.V., 6.375%, 2021 (n)	480,000	481,200
Majapahit Holding B.V., 7.25%, 2017 (n)	1,469,000	1,630,590
Majapahit Holding B.V., 8%, 2019 (n)	1,197,000	1,352,610
Majapahit Holding B.V., 7.75%, 2020 (n)	1,741,000	1,952,096
Novatek Finance Ltd., 5.326%, 2016 (z)	590,000	591,307
Novatek Finance Ltd., 6.604%, 2021 (z)	439,000	439,763
OAO Gazprom, 6.212%, 2016	1,886,000	1,980,300
Pemex Project Funding Master Trust, 5.75%, 2018	1,341,000	1,424,890
Petrobras International Finance Co., 7.875%, 2019	1,583,000	1,868,399
Petrobras International Finance Co., 6.75%, 2041	657,000	662,487
Petroleos Mexicanos, 8%, 2019	1,382,000	1,656,603
Petroleos Mexicanos, 6%, 2020	1,610,000	1,703,702
Petroleos Mexicanos, 5.5%, 2021	994,000	1,002,449
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	476,000	578,340
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	625,792	634,396
Qatari Diar Finance Q.S.C., 5%, 2020 (n)	1,075,000	1,069,377
Qtel International Finance Ltd., 3.375%, 2016 (n)	365,000	348,529
Qtel International Finance Ltd., 7.875%, 2019	447,000	531,812
Qtel International Finance Ltd., 7.875%, 2019 (n)	487,000	579,402
Qtel International Finance Ltd., 4.75%, 2021 (n)	580,000	554,100
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	1,757,000	1,901,953
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	2,459,000	2,827,203
SCF Capital Ltd., 5.375%, 2017 (n)	1,134,000	1,092,893
VEB Finance Ltd., 6.902%, 2020 (n)	1,177,000	1,222,609
VTB Capital S.A., 6.465%, 2015 (n)	407,000	426,841

		$46,657,682

Emerging Market Sovereign – 6.9%
Dominican Republic, 7.5%, 2021 (n)	$453,000	$476,783
Government of Ukraine, 6.875%, 2015 (n)	698,000	708,470
Government of Ukraine, 7.75%, 2020 (n)	485,000	492,275
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	1,888,000	816,560
Republic of Argentina, FRN, 0.677%, 2012	1,302,100	1,234,391
Republic of Argentina, FRN, 8.28%, 2033	4,003,027	3,502,648
Republic of Colombia, 7.375%, 2019	716,000	860,990
Republic of Colombia, 8.125%, 2024	679,000	869,120
Republic of Colombia, 7.375%, 2037	946,000	1,125,740
Republic of Indonesia, 6.875%, 2018	1,676,000	1,898,070
Republic of Indonesia, 11.625%, 2019 (n)	872,000	1,264,400
Republic of Indonesia, 11.625%, 2019	733,000	1,062,850

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Indonesia, 7.75%, 2038 (n)	$1,559,000	$1,841,569
Republic of Panama, 8.875%, 2027	1,273,000	1,724,915
Republic of Panama, 9.375%, 2029	1,746,000	2,453,130
Republic of Panama, 6.7%, 2036	265,000	296,138
Republic of Peru, 7.35%, 2025	544,000	659,600
Republic of Peru, 8.75%, 2033	1,966,000	2,690,471
Republic of Philippines, 6.5%, 2020	489,000	552,570
Republic of Philippines, 6.375%, 2034	2,181,000	2,290,050
Republic of Serbia, 6.75%, 2024	383,600	381,682
Republic of South Africa, 5.5%, 2020	999,000	1,028,970
Republic of Sri Lanka, 6.25%, 2020 (n)	285,000	283,575
Republic of Turkey, 7%, 2019	790,000	887,170
Republic of Turkey, 5.625%, 2021	670,000	675,025
Republic of Venezuela, 5.75%, 2016	3,742,000	2,666,175
Republic of Venezuela, 7.65%, 2025	1,345,000	820,450
Republic of Vietnam, 6.75%, 2020	485,000	474,088
Russian Federation, 7.5%, 2030	2,015,540	2,312,832
Ukraine Government International, 6.58%, 2016	1,418,000	1,418,000
United Mexican States, 5.625%, 2017	1,364,000	1,511,312
United Mexican States, 5.95%, 2019	268,000	300,160
United Mexican States, 5.75%, 2110	408,000	355,980

		$39,936,159

Energy - Independent – 3.9%
Anadarko Petroleum Corp., 6.45%, 2036	$270,000	$263,374
Anadarko Petroleum Corp., 6.2%, 2040	590,000	561,779
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	1,010,000	1,060,500
Chesapeake Energy Corp., 6.875%, 2020	660,000	697,125
Concho Resources, Inc., 8.625%, 2017	210,000	231,000
Denbury Resources, Inc., 8.25%, 2020	855,000	941,569
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)	1,010,000	1,075,650
EXCO Resources, Inc., 7.5%, 2018	360,000	360,000
Harvest Operations Corp., 6.875%, 2017 (n)	900,000	928,125
Hilcorp Energy I LP, 9%, 2016 (n)	1,415,000	1,492,825
Laredo Petroleum, Inc., 9.5%, 2019 (z)	280,000	291,900
Linn Energy LLC, 8.625%, 2020 (n)	160,000	175,200
Linn Energy LLC, 7.75%, 2021 (n)	792,000	827,640
Newfield Exploration Co., 6.625%, 2014	435,000	444,788
Newfield Exploration Co., 6.625%, 2016	845,000	874,575
OPTI Canada, Inc., 9.75%, 2013 (n)	685,000	669,588
OPTI Canada, Inc., 8.25%, 2014	1,465,000	879,000
Penn Virginia Corp., 10.375%, 2016	1,340,000	1,507,500
Pioneer Natural Resources Co., 6.875%, 2018	1,400,000	1,506,669
Pioneer Natural Resources Co., 7.5%, 2020	1,015,000	1,124,395
Plains Exploration & Production Co., 7%, 2017	1,615,000	1,687,675
QEP Resources, Inc., 6.875%, 2021	945,000	987,525
Quicksilver Resources, Inc., 8.25%, 2015	1,120,000	1,170,400
Quicksilver Resources, Inc., 9.125%, 2019	875,000	953,750
Range Resources Corp., 8%, 2019	560,000	616,000
SandRidge Energy, Inc., 8%, 2018 (n)	1,045,000	1,073,738
SM Energy Co., 6.625%, 2019 (z)	140,000	140,000

		$22,542,290

Energy - Integrated – 0.8%
CCL Finance Ltd., 9.5%, 2014 (n)	$2,118,000	$2,433,053

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Energy - Integrated – continued
CCL Finance Ltd., 9.5%, 2014		$471,000	$541,061
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)		1,327,000	1,497,851

			$4,471,965

Entertainment – 0.6%
AMC Entertainment, Inc., 8.75%, 2019		$890,000	$954,525
AMC Entertainment, Inc., 9.75%, 2020 (z)		570,000	612,750
Cinemark USA, Inc., 8.625%, 2019		1,220,000	1,320,650
NAI Entertainment Holdings LLC, 8.25%, 2017 (z)		440,000	468,600

			$3,356,525

Financial Institutions – 2.8%
American General Finance Corp., 5.375%, 2012		$420,000	$405,300
American General Finance Corp., 6.9%, 2017		930,000	809,100
CIT Group, Inc., 7%, 2014		1,090,000	1,110,438
CIT Group, Inc., 7%, 2016		1,570,000	1,585,700
CIT Group, Inc., 7%, 2017		4,445,000	4,483,894
General Electric Capital Corp., 6.375% to 2017, FRN to 2067		974,000	983,740
GMAC, Inc., 8%, 2031		1,150,000	1,299,500
International Lease Finance Corp., 8.75%, 2017 (n)		1,475,000	1,652,000
International Lease Finance Corp., 7.125%, 2018 (n)		932,000	1,004,230
International Lease Finance Corp., 8.25%, 2020		280,000	305,200
Nationstar Mortgage LLC, 10.875%, 2015 (z)		560,000	562,800
SLM Corp., 8%, 2020		1,625,000	1,694,063

			$15,895,965

Food & Beverages – 1.9%
ARAMARK Corp., 8.5%, 2015		$1,495,000	$1,558,538
B&G Foods, Inc., 7.625%, 2018		615,000	651,900
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)		1,310,000	1,408,250
Constellation Brands, Inc., 7.25%, 2016		1,615,000	1,717,956
Del Monte Foods Co., 6.75%, 2015		1,825,000	1,866,063
Pinnacle Foods Finance LLC, 9.25%, 2015		1,115,000	1,165,175
TreeHouse Foods, Inc., 7.75%, 2018		710,000	765,913
Tyson Foods, Inc., 7.35%, 2016		1,520,000	1,668,200

			$10,801,995

Forest & Paper Products – 1.8%
Boise, Inc., 8%, 2020		$1,100,000	$1,190,750
Cascades, Inc., 7.75%, 2017		1,025,000	1,066,000
Georgia-Pacific Corp., 7.125%, 2017 (n)		2,395,000	2,550,675
Georgia-Pacific Corp., 8%, 2024		695,000	800,988
Georgia-Pacific Corp., 7.25%, 2028		270,000	284,175
Graphic Packaging Holding Co., 7.875%, 2018		615,000	651,900
Inversiones CMPC S.A., 4.75%, 2018 (z)		1,682,000	1,657,014
JSG Funding PLC, 7.75%, 2015		65,000	66,138
Sappi Papier Holding GmbH, 6.75%, 2012 (n)		440,000	452,113
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	600,000	872,833
UPM-Kymmene Corp., 6.125%, 2012	EUR	100,000	141,842
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$883,000	930,461

			$10,664,889

Gaming & Lodging – 3.5%
Firekeepers Development Authority, 13.875%, 2015 (n)		$760,000	$904,400
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		405,000	1,519
Gaylord Entertainment Co., 6.75%, 2014		1,710,000	1,729,238
GWR Operating Partnership LLP, 10.875%, 2017		710,000	745,500

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Gaming & Lodging – continued
Harrah’s Operating Co., Inc., 11.25%, 2017		$2,085,000	$2,366,475
Harrah’s Operating Co., Inc., 10%, 2018		2,000	1,815
Harrah’s Operating Co., Inc., 10%, 2018		910,000	825,825
Host Hotels & Resorts, Inc., 6.75%, 2016		3,260,000	3,365,950
Host Hotels & Resorts, Inc., 9%, 2017		1,220,000	1,366,400
MGM Mirage, 10.375%, 2014		190,000	215,175
MGM Mirage, 11.125%, 2017		470,000	542,850
MGM Mirage, 9%, 2020 (n)		860,000	950,300
MGM Resorts International, 11.375%, 2018		730,000	815,775
Penn National Gaming, Inc., 8.75%, 2019		1,555,000	1,714,388
Royal Caribbean Cruises Ltd., 11.875%, 2015		385,000	481,250
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		990,000	1,064,250
Station Casinos, Inc., 6.5%, 2014 (d)		325,000	33
Station Casinos, Inc., 6.875%, 2016 (d)		1,450,000	145
Wyndham Worldwide Corp., 6%, 2016		1,415,000	1,490,254
Wyndham Worldwide Corp., 7.375%, 2020		850,000	928,969
Wynn Las Vegas LLC, 7.75%, 2020		820,000	869,200

			$20,379,711

Industrial – 0.6%
Altra Holdings, Inc., 8.125%, 2016		$595,000	$624,750
Diversey, Inc., 8.25%, 2019		720,000	779,400
Great Lakes Dredge & Dock Corp., 7.75%, 2013		725,000	737,688
Great Lakes Dredge & Dock Corp., 7.375%, 2019 (z)		185,000	186,850
Mueller Water Products, Inc., 7.375%, 2017		620,000	602,175
Mueller Water Products, Inc., 8.75%, 2020		499,000	553,890

			$3,484,753

Insurance – 2.1%
AIG SunAmerica Global Financing X, 6.9%, 2032 (n)		$2,384,000	$2,543,466
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	140,000	191,202
American International Group, Inc., 8.175% to 2038, FRN to 2068		$1,540,000	1,717,100
ING Groep N.V., 5.775% to 2015, FRN to 2049		4,595,000	3,997,650
MetLife, Inc., 9.25% to 2038, FRN to 2038 (n)		1,500,000	1,800,000
Unum Group, 7.125%, 2016		1,829,000	2,070,728

			$12,320,146

Insurance - Property & Casualty – 1.3%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$1,615,000	$2,075,275
USI Holdings Corp., FRN, 4.188%, 2014 (n)		1,495,000	1,401,563
XL Group PLC, 6.5% to 2017, FRN to 2049		1,230,000	1,111,674
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		2,310,000	2,310,000
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)		146,000	142,719
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		680,000	669,800

			$7,711,031

International Market Quasi-Sovereign – 0.7%
Bank of Ireland, 2.75%, 2012 (n)		$1,520,000	$1,453,529
Canada Housing Trust, 4.6%, 2011 (n)	CAD	294,000	299,696
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		$2,500,000	2,264,840

			$4,018,065

International Market Sovereign – 7.9%
Commonwealth of Australia, 5.75%, 2021	AUD	214,000	$216,968
Federal Republic of Germany, 3.75%, 2015	EUR	1,265,000	1,839,929
Federal Republic of Germany, 4.25%, 2018	EUR	766,000	1,142,435
Federal Republic of Germany, 6.25%, 2030	EUR	489,000	904,313

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – continued
Government of Canada, 4.5%, 2015	CAD	531,000	$576,652
Government of Canada, 4.25%, 2018	CAD	8,251,000	8,901,373
Government of Canada, 5.75%, 2033	CAD	96,000	124,235
Government of Japan, 1.5%, 2012	JPY	318,000,000	3,944,723
Government of Japan, 1.3%, 2014	JPY	131,000,000	1,649,634
Government of Japan, 1.7%, 2017	JPY	372,600,000	4,826,645
Government of Japan, 2.2%, 2027	JPY	358,200,000	4,596,608
Kingdom of Belgium, 5.5%, 2017	EUR	218,000	327,218
Kingdom of Spain, 4.6%, 2019	EUR	379,000	500,587
Kingdom of Sweden, 4.5%, 2015	SEK	1,965,000	323,621
Kingdom of the Netherlands, 3.75%, 2014	EUR	770,000	1,115,076
Kingdom of the Netherlands, 5.5%, 2028	EUR	262,000	438,923
Republic of Austria, 4.65%, 2018	EUR	774,000	1,155,097
Republic of Finland, 3.875%, 2017	EUR	531,000	767,514
Republic of France, 4.75%, 2012	EUR	406,000	586,404
Republic of France, 4.75%, 2035	EUR	789,000	1,202,631
Republic of Ireland, 5.4%, 2025	EUR	310,000	301,732
Republic of Italy, 4.75%, 2013	EUR	3,231,000	4,597,356
Republic of Italy, 5.25%, 2017	EUR	1,436,000	2,089,925
United Kingdom Treasury, 8%, 2015	GBP	943,000	1,892,365
United Kingdom Treasury, 8%, 2021	GBP	304,000	663,331
United Kingdom Treasury, 4.25%, 2036	GBP	432,000	669,994

			$45,355,289

Machinery & Tools – 0.8%
Case Corp., 7.25%, 2016		$1,065,000	$1,155,525
Case New Holland, Inc., 7.875%, 2017 (n)		1,960,000	2,178,050
Rental Service Corp., 9.5%, 2014		702,000	737,100
RSC Equipment Rental, Inc., 8.25%, 2021 (z)		440,000	449,900

			$4,520,575

Major Banks – 2.9%
Bank of America Corp., 5.65%, 2018		$2,000,000	$2,083,144
Bank of America Corp., 8% to 2018, FRN to 2049		2,490,000	2,581,308
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		2,099,000	1,915,338
BNP Paribas Capital Trust III, 6.625% to 2011, FRN to 2049	EUR	100,000	136,915
Credit Suisse (USA), Inc., 6%, 2018		$1,500,000	1,592,174
Goldman Sachs Group, Inc., 7.5%, 2019		1,200,000	1,398,905
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		500,000	538,915
JPMorgan Chase Capital XXII, 6.45%, 2037		324,000	323,378
JPMorgan Chase Capital XXVII, 7%, 2039		85,000	89,060
Morgan Stanley, 6.625%, 2018		2,000,000	2,173,058
National Westminster Bank PLC, FRN, 3.151%, 2049	EUR	330,000	352,419
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		$2,635,000	2,292,450
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)		435,000	350,175
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)		990,000	930,554

			$16,757,793

Medical & Health Technology & Services – 4.5%
Biomet, Inc., 10%, 2017		$560,000	$625,800
Biomet, Inc., 10.375%, 2017 (p)		420,000	470,400
Biomet, Inc., 11.625%, 2017		925,000	1,045,250
Community Health Systems, Inc., 8.875%, 2015		2,955,000	3,121,219
Cooper Cos., Inc., 7.125%, 2015		1,020,000	1,055,700
Davita, Inc., 6.375%, 2018		905,000	911,788
Davita, Inc., 6.625%, 2020		480,000	487,200

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	$875,000	$1,005,156
HCA, Inc., 9.25%, 2016	4,555,000	4,902,319
HCA, Inc., 8.5%, 2019	765,000	852,975
HealthSouth Corp., 8.125%, 2020	2,200,000	2,381,500
Owens & Minor, Inc., 6.35%, 2016	1,420,000	1,448,880
Tenet Healthcare Corp., 9.25%, 2015	1,560,000	1,696,500
Tenet Healthcare Corp., 8%, 2020	395,000	402,900
United Surgical Partners International, Inc., 8.875%, 2017	560,000	586,600
United Surgical Partners International, Inc., 9.25%, 2017 (p)	650,000	684,125
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,640,000	1,707,650
Vanguard Health Systems, Inc., 8%, 2018	1,225,000	1,258,688
VWR Funding, Inc., 10.25%, 2015 (p)	1,415,000	1,491,056

		$26,135,706

Metals & Mining – 3.3%
Arch Coal, Inc., 7.25%, 2020	$490,000	$515,725
Arch Western Finance LLC, 6.75%, 2013	668,000	674,680
Bumi Investment Pte Ltd., 10.75%, 2017 (n)	500,000	550,000
Cloud Peak Energy, Inc., 8.25%, 2017	1,475,000	1,605,906
Cloud Peak Energy, Inc., 8.5%, 2019	1,135,000	1,265,525
CONSOL Energy, Inc., 8%, 2017 (n)	1,255,000	1,361,675
CONSOL Energy, Inc., 8.25%, 2020 (n)	505,000	551,713
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (n)	2,352,000	2,268,281
International Steel Group, Inc., 6.5%, 2014	1,300,000	1,437,887
Novelis, Inc., 8.375%, 2017 (n)	530,000	571,075
Novelis, Inc., 8.75%, 2020 (n)	280,000	304,150
Peabody Energy Corp., 5.875%, 2016	1,420,000	1,434,200
Rearden G Holdings Eins GmbH, 7.875%, 2020 (n)	213,000	224,183
Southern Copper Corp., 5.375%, 2020	220,000	224,058
Southern Copper Corp., 7.5%, 2035	2,746,000	3,006,757
Southern Copper Corp., 6.75%, 2040	744,000	758,175
Teck Resources Ltd., 9.75%, 2014	366,000	448,793
U.S. Steel Corp., 7.375%, 2020	465,000	482,438
Vale Overseas Ltd., 4.625%, 2020	681,000	668,275
Vale Overseas Ltd., 6.875%, 2039	474,000	501,364
West China Cement Ltd., 7.5%, 2016 (z)	215,000	216,075

		$19,070,935

Municipals – 0.2%
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “D”, 5%, 2039	$885,000	$855,025
State of California, 5.5%, 2040	495,000	468,914

		$1,323,939

Natural Gas - Distribution – 0.3%
Ferrellgas Partners LP, 8.625%, 2020	$895,000	$973,313
Inergy LP, 6.875%, 2014	650,000	666,250

		$1,639,563

Natural Gas - Pipeline – 1.7%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,150,000	$1,190,250
Atlas Pipeline Partners LP, 8.75%, 2018	375,000	395,625
Crosstex Energy, Inc., 8.875%, 2018	1,030,000	1,114,975
El Paso Corp., 7%, 2017	1,770,000	1,907,883
El Paso Corp., 7.75%, 2032	749,000	758,670
Energy Transfer Equity LP, 7.5%, 2020	1,445,000	1,544,344
Enterprise Products Partners LP, FRN, 8.375%, 2066	527,000	569,160

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – continued
Enterprise Products Partners LP, FRN, 7.034%, 2068	$340,000	$354,450
Kinder Morgan Energy Partners LP, 5.125%, 2014	1,147,000	1,248,142
MarkWest Energy Partners LP, 8.75%, 2018	220,000	240,350
Targa Resources Partners LP, 6.875%, 2021 (z)	390,000	390,000

		$9,713,849

Network & Telecom – 3.1%
Axtel S.A.B. de C.V., 9%, 2019 (n)	$719,000	$706,418
BellSouth Corp., 6.55%, 2034	3,213,000	3,340,386
CenturyLink, Inc., 7.6%, 2039	620,000	644,038
Cincinnati Bell, Inc., 8.25%, 2017	1,350,000	1,363,500
Cincinnati Bell, Inc., 8.75%, 2018	1,220,000	1,168,150
Citizens Communications Co., 9%, 2031	1,230,000	1,303,800
Frontier Communications Corp., 8.25%, 2017	290,000	324,800
Frontier Communications Corp., 8.5%, 2020	935,000	1,054,213
Qwest Communications International, Inc., 8%, 2015	1,480,000	1,602,100
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,500,000	1,620,000
Telefonica Emisiones S.A.U., 2.582%, 2013	1,050,000	1,055,927
Windstream Corp., 8.625%, 2016	2,445,000	2,591,700
Windstream Corp., 8.125%, 2018	220,000	233,750
Windstream Corp., 7.75%, 2020	580,000	598,850

		$17,607,632

Oil Services – 0.8%
Afren PLC, 11.5%, 2016 (z)	$335,000	$332,682
Edgen Murray Corp., 12.25%, 2015	530,000	479,650
Expro Finance Luxembourg, 8.5%, 2016 (n)	1,485,000	1,462,725
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	840,000	832,650
Pioneer Drilling Co., 9.875%, 2018	935,000	1,010,969
Trinidad Drilling Ltd., 7.875%, 2019 (n)	530,000	548,550

		$4,667,226

Oils – 0.5%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$2,005,000	$1,996,980
Petroplus Holdings AG, 9.375%, 2019 (n)	650,000	633,750

		$2,630,730

Other Banks & Diversified Financials – 3.9%
Alfa Bank, 7.875%, 2017 (n)	$1,645,000	$1,686,125
Banco Cruzeiro do Sul S.A., 8.25%, 2016 (z)	777,000	773,820
Banco PanAmericano S.A., 8.5%, 2020 (n)	665,000	643,388
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	1,500,000	1,397,463
Bangkok Bank (Hong Kong), 4.8%, 2020 (n)	1,293,000	1,227,379
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)	1,957,000	2,001,557
Bosphorus Financial Services Ltd., FRN, 2.085%, 2012	625,000	616,587
Capital One Financial Corp., 10.25%, 2039	1,110,000	1,200,188
Citigroup Capital XXI, 8.3% to 2037, FRN to 2077	1,655,000	1,727,406
Citigroup, Inc., 6.125%, 2018	1,500,000	1,630,574
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	2,583,000	2,852,691
ICICI Bank Ltd., 5.75%, 2020 (n)	487,000	473,479
Isbank GmbH, 5.1%, 2016 (z)	1,808,000	1,803,603
LBG Capital No.1 PLC, 7.875%, 2020 (n)	1,225,000	1,145,375
Santander UK PLC, 8.963% to 2030, FRN to 2049	1,607,000	1,727,525
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	1,510,000	1,515,581

		$22,422,741

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 0.1%
Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (n)	$305,000	$314,150
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)	100,000	103,125

		$417,275

Pollution Control – 0.1%
Allied Waste North America, Inc., 7.125%, 2016	$625,000	$657,813
Casella Waste Systems, Inc., 7.75%, 2019 (z)	185,000	189,163

		$846,976

Precious Metals & Minerals – 0.1%
ALROSA Finance S.A., 7.75%, 2020 (n)	$384,000	$404,640

Printing & Publishing – 0.2%
American Media, Inc., 13.5%, 2018 (z)	$32,653	$33,633
McClatchy Co., 11.5%, 2017	255,000	287,513
Nielsen Finance LLC, 11.5%, 2016	471,000	549,304
Nielsen Finance LLC, 7.75%, 2018 (n)	475,000	509,438

		$1,379,888

Railroad & Shipping – 0.3%
Kansas City Southern Railway, 8%, 2015	$1,580,000	$1,706,400

Real Estate – 0.9%
CB Richard Ellis Group, Inc., 11.625%, 2017	$365,000	$423,400
Developers Diversified Realty Corp., REIT, 7.875%, 2020	535,000	618,456
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	990,000	1,039,500
Simon Property Group, Inc., REIT, 10.35%, 2019	2,200,000	3,005,449

		$5,086,805

Restaurants – 0.1%
Dunkin Finance Corp., 9.625%, 2018 (n)	$450,000	$459,000

Retailers – 1.6%
Express LLC/Express Finance Corp., 8.75%, 2018	$550,000	$587,125
Home Depot, Inc., 5.875%, 2036	846,000	854,379
Limited Brands, Inc., 6.9%, 2017	630,000	670,950
Limited Brands, Inc., 6.95%, 2033	360,000	331,200
Neiman Marcus Group, Inc., 10.375%, 2015	1,650,000	1,744,875
QVC, Inc., 7.375%, 2020 (n)	1,090,000	1,144,500
Rent-A-Center, Inc., 6.625%, 2020	190,000	187,150
Sally Beauty Holdings, Inc., 10.5%, 2016	1,255,000	1,386,775
Toys “R” Us Property Co. II LLC, 8.5%, 2017	660,000	719,400
Toys “R” Us, Inc., 10.75%, 2017	1,545,000	1,772,888

		$9,399,242

Specialty Stores – 0.4%
Giraffe Acquisition Corp., 9.125%, 2018 (n)	$595,000	$627,725
GSC Holdings Corp., 8%, 2012	259,000	264,491
Michaels Stores, Inc., 11.375%, 2016	625,000	684,375
Michaels Stores, Inc., 7.75%, 2018 (n)	725,000	746,750
Payless ShoeSource, Inc., 8.25%, 2013	227,000	230,689

		$2,554,030

Supermarkets – 0.2%
Delhaize Group, 5.7%, 2040 (n)	$1,395,000	$1,304,349

Supranational – 0.3%
European Investment Bank, 5.125%, 2017	$1,500,000	$1,695,707

Telecommunications - Wireless – 4.1%
Clearwire Corp., 12%, 2015 (n)	$1,925,000	$2,098,250

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Cricket Communications, Inc., 7.75%, 2016	$735,000	$773,588
Crown Castle International Corp., 9%, 2015	2,330,000	2,597,950
Crown Castle International Corp., 7.125%, 2019	370,000	393,125
Crown Castle Towers LLC, 6.113%, 2020 (n)	420,000	446,460
Digicel Group Ltd., 12%, 2014 (n)	400,000	466,500
Digicel Group Ltd., 8.25%, 2017 (n)	1,330,000	1,384,863
Digicel Group Ltd., 10.5%, 2018 (n)	880,000	980,100
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	322,000	336,893
Indosat Palapa Co. B.V., 7.375%, 2020 (n)	251,000	277,355
MetroPCS Wireless, Inc., 7.875%, 2018	1,060,000	1,107,700
Net Servicos de Comunicacao S.A., 7.5%, 2020	1,055,000	1,192,150
Nextel Communications, Inc., 7.375%, 2015	845,000	851,338
NII Holdings, Inc., 10%, 2016	820,000	918,400
NII Holdings, Inc., 8.875%, 2019	495,000	544,500
SBA Communications Corp., 8%, 2016	340,000	371,450
SBA Communications Corp., 8.25%, 2019	590,000	650,475
Sprint Capital Corp., 6.875%, 2028	2,210,000	1,977,950
Sprint Nextel Corp., 8.375%, 2017	3,060,000	3,343,050
Sprint Nextel Corp., 8.75%, 2032	350,000	364,438
Telefonica Moviles Chile, 2.875%, 2015 (n)	348,000	335,769
VimpelCom Ltd., 7.748%, 2021 (z)	593,000	592,395
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	450,000	513,000
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	940,000	972,900

		$23,490,599

Telephone Services – 0.3%
Cogent Communications Group, Inc., 8.375%, 2018 (z)	$460,000	$474,950
Frontier Communications Corp., 8.125%, 2018	985,000	1,109,356

		$1,584,306

Tobacco – 0.4%
Reynolds American, Inc., 6.75%, 2017	$2,016,000	$2,270,373

Transportation - Services – 1.5%
Aguila American Resources Ltd., 7.875%, 2018 (z)	$590,000	$601,800
American Petroleum Tankers LLC, 10.25%, 2015 (n)	505,000	525,831
Commercial Barge Line Co., 12.5%, 2017	1,445,000	1,676,200
Erac USA Finance Co., 7%, 2037 (n)	878,000	940,869
Hertz Corp., 8.875%, 2014	854,000	876,418
Hertz Corp., 7.5%, 2018 (n)	655,000	692,663
Hertz Corp., 7.375%, 2021 (n)	845,000	878,800
Navios Maritime Acquisition Corp., 8.625%, 2017 (n)	475,000	479,750
Navios Maritime Holdings, Inc., 8.875%, 2017	445,000	480,600
Swift Services Holdings, Inc., 10%, 2018 (z)	760,000	821,750
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	795,000	845,681

		$8,820,362

U.S. Treasury Obligations – 1.9%
U.S. Treasury Bonds, 4.5%, 2039 (f)	$11,103,000	$11,002,385

Utilities - Electric Power – 3.2%
AES Corp., 8%, 2017	$2,810,000	$3,041,825
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	805,000	860,131
Calpine Corp., 8%, 2016 (n)	940,000	1,008,150
Calpine Corp., 7.875%, 2020 (n)	1,150,000	1,204,625
CenterPoint Energy, Inc., 6.5%, 2018	600,000	676,199
Colbun S.A., 6%, 2020 (n)	997,000	1,029,753

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Covanta Holding Corp., 7.25%, 2020	$745,000	$765,899
Dynegy Holdings, Inc., 7.75%, 2019	1,185,000	850,238
Edison Mission Energy, 7%, 2017	1,480,000	1,213,600
Energy Future Holdings Corp., 10.25%, 2020 (n)	1,370,000	1,449,604
Energy Future Holdings Corp., 10%, 2020	2,105,000	2,232,574
Genon Escrow Corp., 9.875%, 2020 (n)	1,165,000	1,220,338
System Energy Resources, Inc., 5.129%, 2014 (z)	804,460	829,551
Texas Competitive Electric Holdings LLC, 10.25%, 2015	900,000	553,500
Waterford 3 Funding Corp., 8.09%, 2017	1,245,420	1,259,182

		$18,195,169

Total Bonds		$632,984,097

Floating Rate Loans (g)(r) – 0.5%
Aerospace – 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$462,477	$463,402

Automotive – 0.1%
Allison Transmission, Inc., Term Loan B, 3.02%, 2014	$721,350	$718,902

Broadcasting – 0.1%
Gray Television, Inc., Term Loan B, 3.77%, 2014	$196,666	$194,560
Local TV Finance LLC, Term Loan B, 2.31%, 2013	82,333	79,383

		$273,943

Building – 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$56,408	$58,256

Consumer Services – 0.1%
Realogy Corp., Letter of Credit, 3.26%, 2013	$48,945	$47,363
Realogy Corp., Term Loan, 3.28%, 2013	413,013	399,664

		$447,027

Financial Institutions – 0.0%
American General Financial Corp., Term Loan B, 7.25%, 2015	$146,115	$148,103

Gaming & Lodging – 0.1%
MGM Mirage, Term Loan, 7%, 2014 (o)	$599,177	$587,568

Total Floating Rate Loans		$2,697,201

Common Stocks – 0.1%
Automotive – 0.1%
Accuride Corp. (a)	20,680	$309,373

Construction – 0.0%
Nortek, Inc. (a)	460	$17,595

Printing & Publishing – 0.0%
American Media Operations, Inc. (a)	8,368	$119,411
Golden Books Family Entertainment, Inc. (a)	19,975	0

		$119,411

Total Common Stocks		$446,379

Preferred Stocks – 0.0%
Other Banks & Diversified Financials – 0.0%
Citigroup Capital XIII, 7.875%	7,275	$194,461

Convertible Preferred Stocks – 0.1%
Automotive – 0.1%
General Motors Co., 4.75%	17,040	$925,442

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 4.3%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	24,628,240	$24,628,240

Total Investments		$661,875,820

Other Assets, Less Liabilities – (14.9)%		(85,831,914)

Net Assets – 100.0%		$576,043,906

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $165,478,570, representing 28.73% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AMC Entertainment, Inc., 9.75%, 2020	12/01/10	$570,000	$612,750
Afren PLC, 11.5%, 2016	1/27/11	331,908	332,682
Aguila American Resources Ltd., 7.875%, 2018	1/24/11	600,350	601,800
American Media, Inc., 13.5%, 2018	12/22/10	33,171	33,633
ARCap REIT, Inc., CDO, “H”, FRN, 6.056%, 2045	9/21/04	1,756,126	115,000
Banco Cruzeiro do Sul S.A., 8.25%, 2016	1/12/11	773,118	773,820
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.86%, 2040	3/01/06	2,969,644	1,364,551
Bresnan Broadband Holdings LLC, 8%, 2018	12/01/10	280,000	292,600
CEMEX S.A.B. de C.V., 9%, 2018	1/04/11	334,870	345,425
Casella Waste Systems, Inc., 7.75%, 2019	1/26/11	185,000	189,163
Cequel Communications Holdings, 8.625%, 2017	1/13/11	380,594	387,113
Citadel Broadcasting Corp., 7.75%, 2018	12/06/10	185,000	197,025
Cogent Communications Group, Inc., 8.375%, 2018	1/11/11	460,000	474,950
Elizabeth Arden, Inc., 7.375%, 2021	1/13/11 -1/21/11	599,783	603,275
Falcon Franchise Loan LLC, FRN, 3.246%, 2025	1/29/03	477,280	392,295
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	2,085,905	2,085,874
GMAC LLC, FRN, 6.02%, 2033	11/17/00	814,347	1,336,200
Great Lakes Dredge & Dock Corp., 7.375%, 2019	1/25/11	185,000	186,850
Inversiones CMPC S.A., 4.75%, 2018	1/13/11	1,674,029	1,657,014
Isbank GmbH, 5.1%, 2016	1/24/11	1,792,307	1,803,603
Laredo Petroleum, Inc., 9.5%, 2019	1/12/11	280,000	291,900
Local TV Finance LLC, 9.25%, 2015	11/09/07 -11/30/10	722,802	691,410
Morgan Stanley Capital I, Inc., FRN, 1.434%, 2039	7/20/04	201,981	236,122
Multi Security Asset Trust, “A3”, 5%, 2035	10/12/10	2,481,580	2,464,582
NAI Entertainment Holdings LLC, 8.25%, 2017	12/02/10 -12/20/10	453,164	468,600
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10 - 12/08/10	546,413	562,800
Novatek Finance Ltd., 5.326%, 2016	1/27/11	590,000	591,307

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Novatek Finance Ltd., 6.604%, 2021	1/27/11	$439,000	$439,763
PNC Mortgage Acceptance Corp., 7.1%, 2032	3/25/08	1,032,259	1,031,884
Packaging Dynamics Corp., 8.75%, 2016	1/25/11	140,000	142,625
Polypore International, Inc., 7.5%, 2017	11/20/10	190,000	196,650
Prudential Securities Secured Financing Corp., FRN, 7.316%, 2013	12/06/04	2,661,513	2,592,815
RSC Equipment Rental, Inc., 8.25%, 2021	1/13/11 -1/14/11	444,116	449,900
Reynolds Group, 9%, 2019	1/24/11	491,125	488,250
Reynolds Group, 8.25%, 2021	1/27/11	460,000	464,025
SIRIUS XM Radio, Inc., 13%, 2013	12/15/10	295,290	297,500
SM Energy Co., 6.625%, 2019	1/31/11	140,000	140,000
Swift Services Holdings, Inc., 10%, 2018	12/15/10	760,000	821,750
Syniverse Holdings, Inc., 9.125%, 2019	12/16/10	672,314	702,900
System Energy Resources, Inc., 5.129%, 2014	4/16/04	804,460	829,551
Targa Resources Partners LP, 6.875%, 2021	1/19/11	390,000	390,000
UCI International, Inc., 8.625%, 2019	1/11/11	280,000	291,900
VimpelCom Ltd., 7.748%, 2021	1/26/11	593,000	592,395
West China Cement Ltd., 7.5%, 2016	1/18/11	215,000	216,075

Total Restricted Securities			$29,180,327
% of Net Assets			5.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 1/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forwards.

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 1/31/11 - continued

The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,446,871	$119,411	$0	$1,566,282
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	11,002,385	—	11,002,385
Non-U.S. Sovereign Debt	—	137,662,902	—	137,662,902
Municipal Bonds	—	1,323,939	—	1,323,939
Corporate Bonds	—	349,841,816	0	349,841,816
Residential Mortgage-Backed Securities	—	1,191,201	—	1,191,201
Commercial Mortgage-Backed Securities	—	27,561,643	—	27,561,643
Asset-Backed Securities (including CDOs)	—	6,135,350	—	6,135,350
Foreign Bonds	—	98,264,861	—	98,264,861
Floating Rate Loans	—	2,697,201	—	2,697,201
Mutual Funds	24,628,240	—	—	24,628,240

Total Investments	$26,075,111	$635,800,709	$0	$661,875,820

Other Financial Instruments
Futures	$1,739,404	$—	$—	$1,739,404
Forward Currency Contracts	—	(872,198)	—	(872,198)

For further information regarding security characteristics, see the Portfolio of Investments. At January 31, 2011, the fund held two level 3 securities valued at $0.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Corporate Bonds
Balance as of 10/31/10	$33,385	$0
Accrued discounts/premiums	—	—
Realized gain (loss)	(11,674)	—
Change in unrealized appreciation (depreciation)	(21,711)	—
Purchases	—	—
Sales	0	—
Transfers into level 3	—	—
Transfers out of level 3	—	—

Balance as of 1/31/11	$0	$0

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at January 31, 2011 is $0.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$631,486,140

Gross unrealized appreciation	$44,482,948
Gross unrealized depreciation	(14,093,268)

Net unrealized appreciation (depreciation)	$30,389,680

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 1/31/11 - continued

(3) Derivative Contracts at 1/31/11

Forward Foreign Currency Exchange Contracts at 1/31/11

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	Goldman Sachs International	10,046,597	4/12/11	$10,122,142	$10,018,126	$104,016
BUY	CHF	Credit Suisse Group	2,000	4/12/11	2,075	2,120	45
BUY	CLP	JPMorgan Chase Bank	1,376,156,000	2/07/11	2,802,762	2,846,638	43,876
BUY	CNY	Deutsche Bank AG	6,082,000	4/18/11	919,009	920,731	1,722
BUY	CNY	HSBC Bank	12,127,000	4/18/11	1,831,320	1,835,860	4,540
BUY	EUR	Barclays Bank PLC	2,113,000	4/12/11	2,884,718	2,890,524	5,806
BUY	EUR	Citibank N.A.	2,166,000	4/12/11	2,939,611	2,963,027	23,416
BUY	EUR	Deutsche Bank AG	2,695,505	4/12/11	3,520,101	3,687,375	167,274
BUY	EUR	HSBC Bank	2,165,000	4/12/11	2,846,499	2,961,659	115,160
BUY	EUR	UBS AG	509,829	3/15/11	670,234	697,672	27,438
SELL	EUR	HSBC Bank	4,212,000	4/12/11	5,777,600	5,761,896	15,704
BUY	GBP	Barclays Bank PLC	140,000	4/12/11	223,861	224,136	275
BUY	IDR	JPMorgan Chase Bank	12,749,574,000	2/14/11	1,395,684	1,406,473	10,789
SELL	ILS	HSBC Bank	5,205,000	2/07/11	1,466,796	1,403,032	63,764
BUY	JPY	UBS AG	119,706,000	4/12/11	1,452,341	1,459,185	6,844
BUY	MXN	Royal Bank of Scotland PLC	17,768,000	4/11/11	1,442,911	1,456,543	13,632
SELL	MXN	Royal Bank of Scotland PLC	17,758,000	4/11/11	1,464,617	1,455,723	8,894
BUY	NOK	Barclays Bank PLC	7,931,000	4/12/11	1,348,488	1,368,381	19,893
BUY	NOK	Deutsche Bank AG	9,015,000	4/12/11	1,532,069	1,555,410	23,341
BUY	PHP	JPMorgan Chase Bank	126,155,500	2/25/11 - 3/07/11	2,836,883	2,842,905	6,022
BUY	SEK	Credit Suisse Group	18,951,105	4/12/11	2,776,434	2,930,060	153,626
BUY	SGD	Deutsche Bank AG	5,693,000	4/12/11	4,400,455	4,450,461	50,006
SELL	TRY	HSBC Bank	2,130,000	2/22/11	1,396,721	1,323,628	73,093

							$939,176

Liability Derivatives
SELL	AUD	Westpac Banking Corp	219,798	4/12/11	$214,774	$217,162	$(2,388)
BUY	CHF	Deutsche Bank AG	5,480,000	4/12/11	5,823,406	5,808,874	(14,532)
SELL	CHF	Citibank N.A.	2,750,219	4/12/11	2,872,000	2,915,269	(43,269)
SELL	CHF	HSBC Bank	2,732,000	4/12/11	2,830,677	2,895,957	(65,280)
SELL	CLP	Barclays Bank PLC	76,257,000	2/07/11	155,945	157,742	(1,797)
SELL	CLP	HSBC Bank	91,200,000	2/07/11	186,618	188,651	(2,033)
SELL	CLP	JPMorgan Chase Bank	1,208,427,000	2/07/11	2,461,155	2,499,683	(38,528)
BUY	EUR	Royal Bank of Scotland PLC	2,105,000	3/15/11	2,888,452	2,880,569	(7,883)
SELL	EUR	Credit Suisse Group	239,701	4/12/11	325,958	327,905	(1,947)
SELL	EUR	HSBC Bank	2,188,000	4/12/11	2,846,041	2,993,122	(147,081)
SELL	EUR	UBS AG	19,784,858	3/15/11	26,132,631	27,074,420	(941,789)
SELL	GBP	Barclays Bank PLC	1,085,551	4/12/11	1,680,357	1,737,946	(57,589)
SELL	GBP	Deutsche Bank AG	1,085,551	4/12/11	1,680,010	1,737,946	(57,936)
SELL	IDR	HSBC Bank	12,741,016,000	2/14/11	1,397,041	1,405,528	(8,487)
BUY	ILS	HSBC Bank	5,211,000	2/07/11	1,477,543	1,404,650	(72,893)
SELL	JPY	Barclays Bank PLC	118,106,000	4/12/11	1,421,407	1,439,681	(18,274)
SELL	JPY	Credit Suisse Group	1,239,881,272	4/12/11	14,916,044	15,113,828	(197,784)
SELL	NOK	Deutsche Bank AG	153,000	4/12/11	25,550	26,398	(848)
SELL	NZD	Barclays Bank PLC	3,000	4/12/11	2,268	2,303	(35)
BUY	TRY	HSBC Bank	1,080,425	2/22/11	737,064	671,400	(65,664)
BUY	TRY	JPMorgan Chase Bank	1,080,425	2/22/11	736,737	671,400	(65,337)

							$(1,811,374)

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 1/31/11 - continued

(3) Derivative Contracts at 1/31/11 - continued

Futures Contracts Outstanding at 1/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	477	$57,620,109	March - 2011	$1,731,182
U.S. Treasury Bond 30 yr (Short)	USD	8	965,000	March - 2011	8,222

					$1,739,404

At January 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,455,992	63,290,441	(48,118,193)	24,628,240

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,756	$24,628,240

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings, based on net assets, as of January 31, 2011, are as follows:

United States	58.3%
Canada	3.2%
Brazil	3.1%
United Kingdom	2.9%
Russia	2.8%
Japan	2.6%
Mexico	2.2%
Indonesia	2.1%
Italy	1.6%
Other Countries	21.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: March 21, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 21, 2011

*	Print name and title of each signing officer under his or her signature.